Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	June 30, 2026	December 31, 2025

Other payables	15,072	—
Derivatives	—	20
Total non-current other payables	15,072	20
Trade payables	87,212	79,942
Accrued expenses	58,377	36,330
Accrued payroll	5,154	6,816
Dividends payable	108	14,616
Contract liabilities	77,523	78,734
Other payables	6,765	6,054
Total current trade and other payables	235,139	222,492